Indebtedness	12 Months Ended
Dec. 30, 2012
Indebtedness [Abstract]
Indebtedness
 (8) Indebtedness
2007 Credit Facility
GateHouse Media Operating, Inc. (“Operating”), an indirectly wholly owned subsidiary of GateHouse Media, GateHouse Media Holdco, Inc. (“Holdco”), an indirectly wholly-owned subsidiary of GateHouse Media, and certain of their subsidiaries entered into an Amended and Restated Credit Agreement, dated as of February 27, 2007, with a syndicate of financial institutions with Wells Fargo Bank as administrative agent.
The 2007 Credit Facility, prior to execution of the Second Amendment (defined below), provided for a: (a) $670,000 term loan facility that matures on August 28, 2014; (b) a delayed draw term loan facility of up to $250,000 that matures on August 28, 2014 and (c) a revolving credit facility with a $40,000 aggregate loan commitment amount available, including a $15,000 sub-facility for letters of credit and a $10,000 swingline facility, that matures on February 28, 2014. The borrowers used the proceeds of the 2007 Credit Facility to refinance existing indebtedness and for working capital and other general corporate purposes, including, without limitation, financing acquisitions permitted under the 2007 Credit Facility. The 2007 Credit Facility is secured by a first priority security interest in: (a) all present and future capital stock or other membership, equity, ownership or profits interest of Operating and all of its direct and indirect domestic restricted subsidiaries, (b) 65% of the voting stock (and 100% of the nonvoting stock) of all present and future first-tier foreign subsidiaries and (c) substantially all of the tangible and intangible assets of Holdco, Operating and their present and future direct and indirect domestic restricted subsidiaries. In addition, the loans and other obligations of the borrowers under the 2007 Credit Facility are guaranteed, subject to specified limitations, by Holdco, Operating and their present and future direct and indirect domestic restricted subsidiaries.
Borrowings under the 2007 Credit Facility bear interest, at the borrower's option, equal to the LIBOR Rate for a LIBOR Rate Loan (as defined in the 2007 Credit Facility), or the Alternate Base Rate for an Alternate Base Rate Loan (as defined in the 2007 Credit Facility), plus an applicable margin. The applicable margin for the LIBOR Rate term loans and Alternate Base Rate term loans, as amended by the First Amendment (defined below), is 2.00% and 1.00%, respectively. The applicable margin for revolving loans is adjusted quarterly based upon Holdco's Total Leverage Ratio (as defined in the 2007 Credit Facility) (i.e., the ratio of Holdco's Consolidated Indebtedness (as defined in the 2007 Credit Facility) on the last day of the preceding quarter to Consolidated EBITDA (as defined in the 2007 Credit Facility) for the four fiscal quarters ending on the date of determination). The applicable margin ranges from 1.50% to 2.00%, in the case of LIBOR Rate Loans, and 0.50% to 1.00% in the case of Alternate Base Rate Loans. Under the revolving credit facility, GateHouse Media will also pay a quarterly commitment fee on the unused portion of the revolving credit facility ranging from 0.25% to 0.5% based on the same total leverage ratio (as described above), and a quarterly fee equal to the applicable margin for LIBOR Rate Loans on the aggregate amount of outstanding letters of credit. In addition, GateHouse Media will be required to pay a ticking fee at the rate of 0.50% of the aggregate unfunded amount available to be borrowed under the delayed draw term facility.
No principal payments are due on the term loan facilities or the revolving credit facility until the applicable maturity date. The borrowers are required to prepay borrowings under the term loan facilities in an amount equal to 50.0% of Holdco's Excess Cash Flow (as defined in the 2007 Credit Facility) earned during the previous fiscal year, except that no prepayments are required if the Total Leverage Ratio (as defined in the 2007 Credit Facility) is less than or equal to 6.0 to 1.0 at the end of such fiscal year. In addition, the borrowers are required to prepay borrowings under the term loan facilities with asset disposition proceeds in excess of specified amounts to the extent necessary to cause Holdco's Total Leverage Ratio to be less than or equal to 6.25 to 1.00, and with cash insurance proceeds and condemnation or expropriation awards, in excess of specified amounts, subject, in each case, to reinvestment rights. The borrowers are required to prepay borrowings under the term loan facilities with the net proceeds of equity issuances by GateHouse Media in an amount equal to the lesser of (a) the amount by which 50.0% of the net cash proceeds exceeds the amount (if any) required to repay any credit facilities of GateHouse Media or (b) the amount of proceeds required to reduce Holdco's Total Leverage Ratio to 6.0 to 1.0. The borrowers are also required to prepay borrowings under the term loan facilities with 100% of the proceeds of debt issuances (with specified exceptions), except that no prepayment is required if Holdco's Total Leverage Ratio is less than 6.0 to 1.0. If the term loan facilities have been paid in full, mandatory prepayments are applied to the repayment of borrowings under the swingline facility and revolving credit facilities and the cash collateralization of letters of credit.
The 2007 Credit Facility contains a financial covenant that requires Holdco to maintain a Total Leverage Ratio of less than or equal to 6.5 to 1.0 at any time an extension of credit is outstanding under the revolving credit facility. The 2007 Credit Facility contains affirmative and negative covenants applicable to Holdco, Operating and their restricted subsidiaries customarily found in loan agreements for similar transactions, including restrictions on their ability to incur indebtedness (which GateHouse Media is generally permitted to incur so long as it satisfies an incurrence test that requires it to maintain a pro forma Total Leverage Ratio of less than 6.5 to 1.0), create liens on assets, engage in certain lines of business, engage in mergers or consolidations, dispose of assets, make investments or acquisitions, engage in transactions with affiliates, enter into sale leaseback transactions, enter into negative pledges or pay dividends or make other restricted payments (except that Holdco is permitted to (a) make restricted payments (including quarterly dividends) so long as, after giving effect to any such restricted payment, Holdco and its subsidiaries have a Fixed Charge Coverage Ratio (as defined in the 2007 Credit Facility) equal to or greater than 1.0 to 1.0 and would be able to incur an additional $1.00 of debt under the incurrence test referred to above and (b) make restricted payments of proceeds of asset dispositions to GateHouse Media to the extent such proceeds are not required to prepay loans under the 2007 Credit Facility and/or cash collateralize letter of credit obligations and such proceeds are used to prepay borrowings under acquisition credit facilities of GateHouse Media. The 2007 Credit Facility also permits the borrowers, in certain limited circumstances, to designate subsidiaries as “unrestricted subsidiaries” which are not subject to the covenant restrictions in the 2007 Credit Facility. The 2007 Credit Facility contains customary events of default, including defaults based on a failure to pay principal, reimbursement obligations, interest, fees or other obligations, subject to specified grace periods; a material inaccuracy of representations and warranties; breach of covenants; failure to pay other indebtedness and cross-accelerations; a Change of Control (as defined in the 2007 Credit Facility); events of bankruptcy and insolvency; material judgments; failure to meet certain requirements with respect to ERISA; and impairment of collateral. There were no extensions of credit outstanding under the revolving credit portion of the facility at December 30, 2012 and, therefore, the Company was not required to be in compliance with the Total Leverage Ratio covenant.
First Amendment to 2007 Credit Facility
On May 7, 2007, the borrowers entered into the First Amendment to amend the 2007 Credit Facility (the “First Amendment”). The First Amendment provided an incremental term loan facility under the 2007 Credit Facility in the amount of $275,000. As amended by the First Amendment, the 2007 Credit Facility includes $1,195,000 of term loan facilities and $40,000 of a revolving credit facility. The incremental term loan facility amortizes at the same rate and matures on the same date as the existing term loan facilities under the 2007 Credit Facility. Interest on the incremental term loan facility accrues at a rate per annum equal to, at the option of the borrowers, (a) adjusted LIBOR plus a margin equal to (i) 2.00%, if the corporate family ratings and corporate credit ratings of Operating by Moody's Investors Service Inc. and Standard and Poor's Rating Services, are at least B1, and B plus, respectively, in each case with stable outlook or (ii) 2.25%, otherwise, as was the case as of December 30, 2012, or (b) the greater of the prime rate set by Wells Fargo Bank, or the federal funds effective rate plus 0.50%, plus a margin 1.00% lower than that applicable to adjusted LIBOR-based loans. Any voluntary or mandatory repayment of the First Amendment term loans made with the proceeds of a new term loan entered into for the primary purpose of benefiting from a margin that is less than the margin applicable as a result of the First Amendment will be subject to a 1.00% prepayment premium. The First Amendment term loans are subject to a “most favored nation” interest provision that grants the First Amendment term loans an interest rate margin that is 0.25% less than the highest margin of any future term loan borrowings under the 2007 Credit Facility.
As previously noted, the First Amendment also modified the interest rates applicable to the term loans under the 2007 Credit Facility. Term loans thereunder accrue interest at a rate per annum equal to, at the option of the Borrower, (a) adjusted LIBOR plus a margin equal to 2.00% or (b) the greater of the prime rate set by Wells Fargo Bank, or the federal funds effective rate plus 0.50%, plus a margin equal to 1.00%. The terms of the previously outstanding borrowings were also modified to include a 1.00% prepayment premium corresponding to the prepayment premium applicable to the First Amendment term loans and a corresponding “most favored nation” interest provision.
Second Amendment to 2007 Credit Facility
On February 3, 2009, the Company entered into a Second Amendment to the 2007 Credit Facility (the “Second Amendment”).
The Second Amendment, among other things, permits the borrowers to repurchase term loans outstanding under the 2007 Credit Facility at prices below par through one or more Modified Dutch Auctions (as defined in the Second Amendment) through December 31, 2011, provided that: (a) no Default or Event of Default (each as described in the 2007 Credit Facility) under the 2007 Credit Agreement has occurred and is continuing or would result from such repurchases; (b) the sum of Unrestricted Cash and Accessible Borrowing Availability (as defined in the Second Amendment) under the 2007 Credit Facility is greater than or equal to $20,000; and (c) no Extension of Credit (as defined in the Second Amendment) is outstanding under the revolving credit facility before or after giving effect to such repurchases. The Second Amendment further provides that such repurchases may result in the prepayment of term loans on a non-pro rata basis. No debt repurchases were required to be made pursuant to the Second Amendment and no repurchases were made.
The Second Amendment also reduced the aggregate principal amounts available under the 2007 Credit Facility, as follows: (a) for revolving loans, from $40,000 to $20,000; (b) for the letter of credit subfacility, from $15,000 to $5,000; and (c) for the swingline loan subfacility, from $10,000 to $5,000.
In addition, the Second Amendment provides that Holdco may not incur additional term debt under the 2007 Credit Facility unless the Senior Secured Incurrence Test (as defined in the Second Amendment) is less than 4.00 to 1 and the current Incurrence Test (as defined in the Second Amendment) is satisfied. At December 30, 2012, Holdco was not able to incur additional debt under the 2007 Credit Facility.
In conjunction with the Second Amendment, the Company incurred and expensed approximately $550 of fees. The existing unamortized deferred financing fees that should be written off, in accordance with FASB ASC Topic 855, “Debt”, as a result of the decrease in borrowing capacity were not significant. The Company determined that the approximate net impact of $400 was immaterial and as a result the Company expensed the $550 of new fees and continues to amortize the existing deferred financing fees.
Agency Amendment to 2007 Credit Facility
On April 1, 2011, the borrowers entered into an Agency Succession and Amendment Agreement, dated as of March 30, 2011, to the 2007 Credit Facility (the “Agency Amendment”).
Pursuant to the Agency Amendment, among other things, (a) Wells Fargo Bank resigned as Agent and (b) Gleacher was appointed as Agent. In addition, the Agency Amendment effected certain amendments to the 2007 Credit Facility that provide that (x) the Agent need not be a lender under the 2007 Credit Facility and (y) the lenders holding a majority of the outstanding term loans and loan commitments under the 2007 Credit Facility have (i) the right, in their discretion, to remove the Agent and (ii) the right to make certain decisions and exercise certain powers under the 2007 Credit Facility that had previously been within the discretion of the Agent.
2007 Credit Facility Excess Cash Flow Payment and Outstanding Balance
As required by the 2007 Credit Facility, as amended, on March 15, 2012 and March 2, 2011, the Company made principal payments of $4,600 and $11,249, respectively, which represented 50% of the Excess Cash Flow related to the fiscal years ended January 1, 2012 and December 31, 2010, respectively. As of December 30, 2012, a total of $1,174,098 was outstanding under the 2007 Credit Facility; consisting of $658,281 under the term loan facility, $245,627 under the delayed draw term loan facility, and $270,190 under the incremental term loan facility. No amounts were outstanding under the revolving credit facility. Following the filing of this Annual Report (Form 10-K) on March 7, 2013 the Company expects to make a principal payment of $6,648, which represents 50% of the Excess Cash Flow related to the fiscal year ended December 30, 2012, as required by the 2007 Credit Facility, as amended. This amount has been classified as current portion of long-term debt in the accompanying Consolidated Balance Sheet at December 30, 2012.
Compliance with Covenants
The Company currently is in compliance with all of the covenants and obligations under the 2007 Credit Facility, as amended. However, due to restrictive covenants and conditions within the facility, the Company currently does not have the ability to draw upon the revolving credit facility portion of the 2007 Credit Facility for any immediate short-term funding needs or to incur additional long-term debt and do not expect to be able to do so in the foreseeable future.
2008 Bridge Facility
On February 15, 2008, GateHouse Media Intermediate Holdco, Inc., a subsidiary of the Company, and the Company entered into the 2008 Bridge Facility with Barclays Capital (“Barclays”), as subsequently modified and amended. The 2008 Bridge Facility originally provided for a $20,600 secured term loan facility. On June 7, 2010, the Company paid off in full the remaining balance under the 2008 Bridge Facility.
Preferred Stock Agreement with Subsidiary
On August 21, 2008, FIF III Liberty Holdings LLC (“FIF III”) purchased an aggregate of $11,500 in 10% cumulative preferred stock of GateHouse Media Macomb Holdings, Inc. (“Macomb”), an operating subsidiary of the Company. Macomb, an Unrestricted Subsidiary under the terms of the 2007 Credit Facility, used the proceeds from such sale of preferred stock to make an $11,500 cash investment in Holdco non-voting 10% cumulative preferred stock. On December 7, 2010, FIF III exercised its right to require the Company to purchase its Macomb preferred stock. During the five-year period following the full repayment by the Company of its 2008 Bridge Facility, which repayment occurred in the second quarter of 2010, FIF III had the right to require the Company to purchase the preferred stock. The Company paid the purchase price of $14,144 on December 8, 2010, which represented the sum of original purchase price of $11,500 paid by FIF III for the Macomb preferred stock and accrued but unpaid dividends of $2,644. FIF III is an affiliate of Fortress Investment Group, LLC, the owner of approximately 39.6% of the Company's outstanding Common Stock.
Fair Value
The fair value of the Company's total long-term debt, determined based on the average yield to maturity of publicly traded debt with similar ratings and consistent maturities and terms, Level 2 inputs (see Note 16), was approximately $715,000. The average yield to maturity of such publicly traded debt used in valuing the Company's debt ranged from 6.9% to 52.0% with an average of 19.7%. The fair value is an estimate based on publicly available information and may not necessarily represent the fair market value in an arm's length transaction.
Payment Schedule
As of December 30, 2012, scheduled principal payments of outstanding debt are as follows:

2013	6,648
2014	1,167,450

$1,174,098
Less: Short-Term Debt	6,648

Long-Term Debt	$1,167,450